Quarterly Results of Operations (Unaudited) - Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Quarterly Operating Results Unaudited [Line Items]
Expense associated with Deferred Compensation Plan	$ 10.0
Additional share based compensation associated with dividend	8.3
Additional Interest Expense	10.3
Additional borrowing	521.6
Expense associated with Restricted Stock Grants		18.5
Deduction from tax Purposes		$ 12.1